Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,591,642	$1,323,998	From 36 to 60 months
Leasehold improvements	601,625	563,204	From 42 to 66 months
Vehicles	100,584	100,584	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,337,370	2,031,305
Less: Accumulated depreciation and amortization	(1,008,323)	(674,941)
	$1,329,047	$1,356,364

Property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,323,998	$781,786	3 years
Leasehold improvements	563,204	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,031,305	1,107,143
Less: Accumulated depreciation and amortization	(674,941)	(199,621)
	$1,356,364	$907,522